RELATED PARTIES - TRANSACTIONS AND BALANCES: (Tables)	6 Months Ended
Jun. 30, 2016
Related Party Transactions [Abstract]
Schedule of Transactions with Related Parties
	Six months ended June 30		Three months ended June 30
	2016	2015	2016	2015
Expenses:
Payroll expenses	$271	$641	$218	$316
Directors fee	$155	$172	$87	$74

Schedule of Balances with Related Parties
	June 30,	December 31,
	2016	2015
Accounts payable and accruals	$174	$636